Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 98,563	$ 113,714
Restricted cash (Note 2)	147,292	5,600
Accounts receivable	10,073	5,625
Inventories (Note 5)	10,610	11,020
Due from related parties (Note 3)	875	4,681
Fair value of derivatives (Notes 18 and 19)	1,048	3,514
Insurance claims receivable	2,485	6,476
Prepaid lease rentals (Note 11)	27,172	8,752
Time charter assumed (Note 12)	191	190
Prepayments and other	7,037	6,358
Vessel held for sale (Note 6)	0	4,838
Total current assets	305,346	170,768
FIXED ASSETS, NET:
Right-of-use assets (Note 11)	395,076	401,901
Vessels and advances, net (Note 6)	2,175,523	2,206,786
Total fixed assets, net	2,570,599	2,608,687
NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	134,076	131,082
Prepaid lease rentals, non-current (Note 11)	11,407	34,167
Accounts receivable, non-current (Note 3)	11,455	17,789
Deferred charges, net (Note 7)	26,460	26,250
Restricted cash (Note 2)	38,043	47,177
Time charter assumed, non-current (Note 12)	1,127	1,222
Fair value of derivatives, non-current (Notes 18 and 19)	129	3,727
Other non-current assets (Note 4)	10,224	9,942
Total assets	3,108,866	3,050,811
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	193,135	149,162
Accounts payable	5,705	8,586
Due to related parties (Note 3)	203	196
Finance lease liabilities, net (Note 11)	20,963	34,299
Finance lease liabilities to be settled through term-loan proceeds included in current Restricted cash, net (Note 11)	119,116	0
Accrued liabilities	16,589	17,624
Unearned revenue (Note 12)	13,851	12,432
Fair value of derivatives (Notes 18 and 19)	262	0
Other current liabilities	2,307	2,370
Total current liabilities	372,131	224,669
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,199,107	1,159,244
Finance lease liabilities, net of current portion (Note 11)	182,326	305,033
Unearned revenue, net of current portion (Note 12)	4,283	4,741
Total non-current liabilities	1,385,716	1,469,018
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	11	11
Additional paid-in capital (Note 14)	1,324,542	1,313,840
Retained earnings	27,632	38,734
Accumulated other comprehensive income / (loss) (Notes 18 and 20)	(1,166)	4,539
Total stockholders’ equity	1,351,019	1,357,124
Total liabilities and stockholders’ equity	$ 3,108,866	$ 3,050,811